Salaries And Other Employee Expenses - Summary Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Employee benefits expense	$ 135,440	$ 109,520	$ 82,818
Cost of product revenue [member]
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Employee benefits expense	42,501
Research and development expenses [member]
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Employee benefits expense	52,962	71,588	49,043
General and administrative expenses [member]
Disclosure Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss [Line Items]
Employee benefits expense	$ 39,977	$ 37,932	$ 33,775